Intangible Assets, Net - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 86.0	$ 93.0	$ 94.0
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	6.0	4.0	5.0
Research and development
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	57.0	53.0	50.0
Selling, general and administrative
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 23.0	$ 36.0	$ 39.0